Truth Social American Next Frontiers ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Activities Related to Credit Intermediation - 2.0%
Coinbase Global, Inc. - Class A (a)	412	$ 60,230
Figure Technology Solutions, Inc. - Class A (a)	2,262	69,466
Terawulf, Inc. (a)	2,738	67,629
		197,325

Advertising, Public Relations, and Related Services - 0.7%
AppLovin Corp. - Class A (a)	129	66,465

Aerospace Product and Parts Manufacturing - 4.3%
AeroVironment, Inc. (a)	367	60,581
Ducommun, Inc. (a)	412	76,306
Firefly Aerospace, Inc. (a)	1,900	55,860
Hexcel Corp.	693	69,342
Redwire Corp. (a)	4,270	52,222
Rocket Lab Corp. (a)	604	61,397
Voyager Technologies, Inc. - Class A (a)	1,538	49,600
		425,308

All Other Telecommunications - 1.9%
AST SpaceMobile, Inc. (a)	727	64,601
Globalstar, Inc. (a)	791	64,300
Gogo, Inc. (a)	18,676	57,896
		186,797

Architectural, Engineering, and Related Services - 0.8%
Charles River Laboratories International, Inc. (a)	341	77,335

Business Support Services - 2.7%
Circle Internet Group, Inc. (a)	804	50,355
Hut 8 Corp. (a)	601	69,382
Keel Infrastructure Corp. (a)	12,095	69,425
Qnity Electronics, Inc.	454	74,143
		263,305

Commercial and Service Industry Machinery Manufacturing - 0.9%
KLA Corp.	297	89,608

Communications Equipment Manufacturing - 2.9%
EchoStar Corp. - Class A (a)	551	55,927
Iridium Communications, Inc.	1,392	76,351
QUALCOMM, Inc.	332	61,350
Viasat, Inc. (a)	1,033	92,774
		286,402

Computer and Peripheral Equipment Manufacturing - 0.7%
Teradata Corp. (a)	1,920	66,528

Computer Systems Design and Related Services - 3.1%
Cleanspark, Inc. (a)	4,262	62,012
Elastic NV (a)	1,045	59,586

Oracle Corp.	316	46,310
Snowflake, Inc. (a)	265	67,443
Waystar Holding Corp. (a)	3,378	69,350
		304,701

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 3.4%
Cipher Digital, Inc. (a)	3,021	74,015
Core Scientific, Inc. (a)	2,472	63,258
Innodata, Inc. (a)	636	48,069
Riot Platforms, Inc. (a)	2,637	72,201
Tempus AI, Inc. - Class A (a)	1,283	74,324
		331,867

Electric Power Generation, Transmission and Distribution - 0.6%
NANO Nuclear Energy, Inc. (a)	2,871	60,693

Electrical Equipment Manufacturing - 0.7%
Rockwell Automation, Inc.	144	71,292

Electronics and Appliance Retailers - 0.7%
CoreWeave, Inc. - Class A (a)	664	66,095

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.7%
BWX Technologies, Inc.	347	67,544

Grocery and Related Product Merchant Wholesalers - 0.6%
Quantum Computing, Inc. (a)	6,663	64,631

Household and Institutional Furniture and Kitchen Cabinet Manufacturing - 0.6%
Infleqtion, Inc. (a)	4,676	62,284

Industrial Products - 0.6%
York Space Systems, Inc. (a)	2,299	56,601

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.7%
MARA Holdings, Inc. (a)	5,032	69,894

Lessors of Real Estate - 0.6%
Uniti Group, Inc. (a)	5,469	62,729

Machinery, Equipment, and Supplies Merchant Wholesalers - 0.7%
Symbotic, Inc. (a)	1,540	69,223

Management of Companies and Enterprises - 0.6%
Bullish (a)	2,433	57,005

Medical and Diagnostic Laboratories - 2.9%
Guardant Health, Inc. (a)	486	72,915
Labcorp Holdings, Inc.	236	66,080
Natera, Inc. (a)	293	79,535
Quest Diagnostics, Inc.	312	66,128
		284,658

Medical Equipment and Supplies Manufacturing - 1.1%
Intuitive Surgical, Inc. (a)	154	61,243

Procept Biorobotics Corp. (a)	2,183	49,292
		110,535

Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 10.7%
Agilent Technologies, Inc.	482	64,024
Avantor, Inc. (a)	6,580	65,142
Bio-Rad Laboratories, Inc. - Class A (a)	218	64,007
Bruker Corp.	1,156	69,568
Cognex Corp.	1,082	78,358
Danaher Corp.	346	65,906
Illumina, Inc. (a)	391	68,750
Intuitive Machines, Inc. (a)	2,393	51,186
MKS, Inc.	201	89,405
Northrop Grumman Corp.	117	59,589
Onto Innovation, Inc. (a)	236	89,314
Revvity, Inc.	627	69,760
Teradyne, Inc.	183	88,543
Thermo Fisher Scientific, Inc.	132	66,180
Waters Corp. (a)	175	65,632
		1,055,364

Office Administrative Services - 1.3%
CorVel Corp. (a)	1,038	64,896
DigitalBridge Group, Inc.	4,050	63,909
		128,805

Other Ambulatory Health Care Services - 0.9%
Hinge Health, Inc. - Class A (a)	1,023	84,909

Other Chemical Product and Preparation Manufacturing - 0.8%
Element Solutions, Inc.	1,608	76,782

Other Electrical Equipment and Component Manufacturing - 0.7%
Novanta, Inc. (a)	411	66,681

Other Financial Investment Activities - 7.8%
Aeva Technologies, Inc. (a)	2,799	80,387
Aurora Innovation, Inc. (a)	10,496	71,583
BlackSky Technology, Inc. (a)	1,997	55,756
D-Wave Quantum, Inc. (a)	2,731	65,517
Evolv Technologies Holdings, Inc. (a)	10,873	63,063
IonQ, Inc. (a)	1,121	59,705
Kodiak AI, Inc. (a)	10,967	55,712
NextNav, Inc. (a)	2,947	52,545
NIQ Global Intelligence PLC (a)	7,605	71,107
Oklo, Inc. (a)	1,175	61,488
Planet Labs PBC (a)	2,067	68,480
Rigetti Computing, Inc. (a)	3,266	63,099
		768,442

Other General Purpose Machinery Manufacturing - 1.5%
Mettler-Toledo International, Inc. (a)	56	71,540
Xometry, Inc. - Class A (a)	771	74,417
		145,957

Other Specialty Trade Contractors - 0.7%
Centrus Energy Corp. - Class A (a)	433	72,688

Personal and Household Goods Repair and Maintenance - 0.5%
BitMine Immersion Technologies, Inc.	4,060	54,039

Pharmaceutical and Medicine Manufacturing - 2.1%
Bio-Techne Corp.	1,210	85,486
Galaxy Digital, Inc. - Class A (a)	2,106	57,578
Repligen Corp. (a)	486	66,310
		209,374

Plastics Product Manufacturing - 0.9%
Entegris, Inc.	493	88,671

Professional and Commercial Equipment and Supplies Merchant Wholesalers - 0.6%
Samsara, Inc. - Class A (a)	1,945	63,076

Rubber Product Manufacturing - 0.7%
West Pharmaceutical Services, Inc.	192	68,928

Scientific Research and Development Services - 2.2%
IQVIA Holdings, Inc. (a)	349	67,434
Marvell Technology, Inc.	251	74,770
Medpace Holdings, Inc. (a)	136	72,024
		214,228

Semiconductor and Other Electronic Component Manufacturing - 19.1%
Advanced Energy Industries, Inc.	206	76,811
Advanced Micro Devices, Inc. (a)	140	81,327
Amkor Technology, Inc.	912	78,642
Analog Devices, Inc.	162	64,342
Applied Materials, Inc.	128	92,544
Astera Labs, Inc. (a)	192	92,740
Broadcom, Inc.	171	64,595
Credo Technology Group Holding Ltd. (a)	267	72,611
GLOBALFOUNDRIES, Inc.	849	69,966
Intel Corp. (a)	593	82,801
Lam Research Corp.	197	85,366
Lattice Semiconductor Corp. (a)	480	73,421
MACOM Technology Solutions Holdings, Inc. (a)	179	68,086
Microchip Technology, Inc.	722	65,846
Micron Technology, Inc.	71	81,955
Monolithic Power Systems, Inc.	43	59,442
NVIDIA Corp.	317	63,429
ON Semiconductor Corp. (a)	576	54,455
Ouster, Inc. (a)	1,654	103,408
Qorvo, Inc. (a)	668	62,304
Rambus, Inc. (a)	460	61,060
Semtech Corp. (a)	412	66,682
SiTime Corp. (a)	96	71,574
Skyworks Solutions, Inc.	903	61,223
Texas Instruments, Inc.	225	67,066
TTM Technologies, Inc. (a)	369	69,010
		1,890,706

Software Publishers - 9.4%
Appian Corp. - Class A (a)	2,709	62,036
Applied Digital Corp. (a)	1,632	60,874

BigBear.ai Holdings, Inc. (a)	15,796		57,971
Block, Inc. (a)	953		72,428
C3.ai, Inc. - Class A (a)	5,880		53,449
Cadence Design Systems, Inc. (a)	165		61,928
Dynatrace, Inc. (a)	1,565		68,719
Grid Dynamics Holdings, Inc. (a)	10,359		58,839
Mobileye Global, Inc. - Class A (a)	6,947		67,247
MongoDB, Inc. (a)	182		61,134
Palantir Technologies, Inc. - Class A (a)	488		56,935
Red Cat Holdings, Inc. (a)	5,828		62,068
SoundHound AI, Inc. - Class A (a)	9,407		60,863
Synopsys, Inc. (a)	138		61,558
UiPath, Inc. - Class A (a)	5,907		64,209
			930,258

Support Activities for Mining - 0.7%
Oceaneering International, Inc. (a)	1,616		65,480

Utilities - 0.6%
X-Energy, Inc. (a)	3,524		64,701

Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 0.7%
NuScale Power Corp. (a)	6,835		68,555

Web Search Portals, Libraries, Archives, and Other Information Services - 0.6%
Meta Platforms, Inc. - Class A	111		62,525

Wired and Wireless Telecommunications (except Satellite) - 0.4%
Array Digital Infrastructure, Inc.	1,213		43,983
TOTAL COMMON STOCKS (Cost $8,929,210)			9,622,977

REAL ESTATE INVESTMENT TRUSTS - 2.3%	Shares		Value
Lessors of Real Estate - 2.3%
American Tower Corp.	330		53,978
Crown Castle, Inc.	680		51,496
Digital Realty Trust, Inc.	351		63,033
Equinix, Inc.	61		63,586
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $219,251)			232,093

RIGHTS - 0.0% (b)	Shares		Value
Financial Services - 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(c)	1,248		0
TOTAL RIGHTS (Cost $0)			0

TOTAL INVESTMENTS - 99.7% (Cost $9,148,461)			9,855,070
Money Market Deposit Account - 0.3% (d)			32,901
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00035)	(3,441)
TOTAL NET ASSETS - 100.0%			$ 9,884,530

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Truth Social American Next Frontiers ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 9,622,977	$ –	$ –	$ 9,622,977
Real Estate Investment Trusts	232,093	–	–	232,093
Rights	–	–	0	0
Total Investments	$ 9,855,070	$ –	$ 0	$ 9,855,070

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of December 29, 2025	$ 0
Ending balance as of June 30, 2026	$ 0
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ 0
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Rights	$ 0	Market Transaction Method	Prior/Recent Transaction	$ –